iShares
®
MSCI United Kingdom Small-Cap ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .5%
Avon Technologies PLC .................... 2,912 $ 69,923
Babcock International Group PLC .............. 24,421 366,966
Chemring Group PLC ...................... 26,495 169,034
Cohort PLC ............................. 3,380 48,858
QinetiQ Group PLC ....................... 47,083 259,272
Senior PLC ............................. 40,541 98,026
1,012,079
Automobile Components  —  0 .3%
Dowlais Group PLC ....................... 126,889 143,188
a
Automobiles  —  0 .1%
Aston Martin Lagonda Global Holdings PLC
(a) (b) (c)
.... 23,775 20,104
a
Banks  —  1 .8%
Close Brothers Group PLC
(b)
................. 14,698 87,536
Lion Finance Group PLC .................... 3,397 403,107
Metro Bank Holdings PLC
(b)
.................. 32,379 45,432
TBC Bank Group PLC ..................... 4,088 220,769
756,844
a
Beverages  —  0 .6%
AG Barr PLC ............................ 10,924 93,907
C&C Group PLC ......................... 35,998 61,755
Fevertree Drinks PLC ...................... 9,798 104,374
260,036
a
Biotechnology  —  0 .7%
Genus PLC ............................. 6,475 225,524
Oxford Biomedica PLC
(b)
.................... 8,188 68,379
293,903
a
Broadline Retail  —  0 .6%
B&M European Value Retail SA ............... 97,797 218,842
THG PLC
(b) (c)
............................ 60,856 36,411
255,253
a
Building Products  —  0 .6%
Genuit Group PLC ........................ 24,041 105,143
Volution Group PLC ....................... 19,267 161,184
266,327
a
Capital Markets  —  14 .5%
Aberdeen Group PLC ...................... 179,117 490,718
AJ Bell PLC ............................ 33,374 238,336
Ashmore Group PLC ...................... 41,402 89,275
Bridgepoint Group PLC
(a)
.................... 23,981 90,223
CMC Markets PLC
(a)
....................... 9,530 36,583
Foresight Group Holdings Ltd. ................ 7,823 49,265
Georgia Capital PLC
(b)
..................... 2,982 109,778
ICG PLC .............................. 28,281 777,695
IG Group Holdings PLC .................... 33,518 502,836
IntegraFin Holdings PLC .................... 28,731 132,221
Investec PLC ........................... 56,415 408,923
IP Group PLC
(b)
.......................... 88,203 75,423
JTC PLC
(a)
............................. 15,064 254,038
Jupiter Fund Management PLC ............... 43,259 83,894
Man Group PLC ......................... 112,285 307,102
Molten Ventures PLC
(b)
..................... 15,576 101,363
Ninety One PLC ......................... 27,573 78,204
Plus500 Ltd. ............................ 6,805 285,208
Polar Capital Holdings PLC .................. 8,836 63,485
Quilter PLC
(a)
........................... 136,629 345,435
Rathbones Group PLC ..................... 6,322 154,576
St. James's Place PLC ..................... 51,285 944,714
Security Shares Value
a
Capital Markets (continued)
TP ICAP Group PLC ...................... 72,115 $ 243,113
XPS Pensions Group PLC ................... 19,261 92,295
5,954,703
a
Chemicals  —  2 .6%
Croda International PLC .................... 12,908 464,970
Elementis PLC .......................... 56,598 122,267
Johnson Matthey PLC ..................... 16,353 430,751
Victrex PLC ............................ 7,963 66,617
1,084,605
a
Commercial Services & Supplies  —  1 .6%
Johnson Service Group PLC ................. 38,592 72,233
Mitie Group PLC ......................... 124,239 261,155
Serco Group PLC ........................ 98,485 333,212
666,600
a
Construction & Engineering  —  2 .7%
Balfour Beatty PLC ....................... 48,287 450,148
Keller Group PLC ........................ 6,871 147,895
Kier Group PLC .......................... 41,216 122,652
Morgan Sindall Group PLC .................. 4,439 279,106
Renew Holdings PLC ...................... 7,702 95,242
1,095,043
a
Construction Materials  —  1 .1%
Breedon Group PLC ....................... 26,787 116,515
Ibstock PLC
(a)
........................... 38,007 67,594
Marshalls PLC ........................... 22,154 52,727
RHI Magnesita N.V. ....................... 2,071 69,432
SigmaRoc PLC
(b)
......................... 97,740 154,681
460,949
a
Consumer Staples Distribution & Retail  —  0 .3%
Ocado Group PLC
(b) (c)
...................... 53,030 129,621
a
Distributors  —  0 .8%
Inchcape PLC ........................... 31,976 326,127
a
Diversified Consumer Services  —  0 .1%
ME GROUP INTERNATIONAL PLC ............ 21,986 47,475
a
Diversified REITs  —  1 .9%
British Land Co. PLC (The) .................. 97,284 523,374
Shaftesbury Capital PLC .................... 142,543 273,227
796,601
a
Diversified Telecommunication Services  —  0 .7%
Gamma Communications PLC ................ 8,968 112,180
Helios Towers PLC
(b)
...................... 77,033 162,906
275,086
a
Electrical Equipment  —  0 .4%
DiscoverIE Group PLC ..................... 9,397 73,638
Volex PLC ............................. 13,375 70,021
143,659
a
Electronic Equipment, Instruments & Components  —  2 .0%
Oxford Instruments PLC .................... 5,583 146,055
Renishaw PLC .......................... 3,541 162,647
Spectris PLC ............................ 9,673 529,869
838,571
a
Energy Equipment & Services  —  0 .2%
Hunting PLC ............................ 12,602 61,877
a

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI United Kingdom Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Financial Services  —  1 .2%
OSB Group PLC ......................... 34,958 $ 265,099
Paragon Banking Group PLC ................. 19,010 212,003
477,102
a
Food Products  —  2 .3%
Bakkavor Group PLC
(a)
..................... 19,620 59,604
Cranswick PLC .......................... 5,018 342,744
Greencore Group PLC ..................... 43,081 136,863
Hilton Food Group PLC ..................... 7,793 52,506
Premier Foods PLC ....................... 63,448 150,167
Tate & Lyle PLC .......................... 36,843 182,791
924,675
a
Ground Transportation  —  0 .6%
Firstgroup PLC .......................... 55,402 129,584
Zigup PLC ............................. 22,268 101,251
230,835
a
Health Care Equipment & Supplies  —  1 .3%
Advanced Medical Solutions Group PLC ......... 21,101 61,092
Convatec Group PLC
(a)
..................... 155,903 486,721
547,813
a
Health Care Providers & Services  —  0 .5%
CVS Group PLC ......................... 6,981 113,196
Spire Healthcare Group PLC
(a)
................ 25,128 76,378
189,574
a
Health Care REITs  —  1 .0%
Primary Health Properties PLC ................ 250,092 322,736
Target Healthcare REIT PLC ................. 60,411 77,407
400,143
a
Health Care Technology  —  0 .2%
Craneware PLC .......................... 2,716 78,375
a
Hotels, Restaurants & Leisure  —  3 .2%
Carnival PLC
(b)
.......................... 13,460 322,422
Domino's Pizza Group PLC .................. 35,999 83,222
Greggs PLC ............................ 9,950 205,722
Hollywood Bowl Group PLC .................. 16,147 59,740
J D Wetherspoon PLC ..................... 7,150 64,974
Mitchells & Butlers PLC
(b) (c)
.................. 26,123 99,760
Playtech PLC ........................... 25,665 96,197
PPHE Hotel Group Ltd. ..................... 2,164 55,152
Rank Group PLC ......................... 17,621 24,678
SSP Group PLC ......................... 77,941 156,472
Trainline PLC
(a) (b)
......................... 40,056 124,708
Young & Co's Brewery PLC , Class A ............ 3,360 33,224
1,326,271
a
Household Durables  —  5 .4%
Bellway PLC ............................ 11,579 434,930
Berkeley Group Holdings PLC ................ 9,314 463,349
Crest Nicholson Holdings PLC ................ 22,560 42,977
Persimmon PLC ......................... 31,181 551,406
Taylor Wimpey PLC ....................... 344,602 468,414
Vistry Group PLC
(b)
........................ 31,353 276,643
2,237,719
a
Independent Power and Renewable Electricity Producers  —  0 .8%
Drax Group PLC ......................... 33,617 330,626
a
Industrial Conglomerates  —  1 .2%
Metlen Energy & Metals PLC
(b)
................ 9,742 499,518
a
Security Shares Value
a
Industrial REITs  —  2 .4%
LondonMetric Property PLC .................. 216,630 $ 539,452
Tritax Big Box REIT PLC .................... 217,248 427,893
967,345
a
Insurance  —  4 .3%
Beazley PLC ............................ 58,494 617,005
Chesnara PLC .......................... 22,143 83,535
Conduit Holdings Ltd. ...................... 13,626 61,847
Hiscox Ltd. ............................. 32,373 573,679
Just Group PLC .......................... 90,966 258,047
Lancashire Holdings Ltd. .................... 21,369 165,284
1,759,397
a
Interactive Media & Services  —  2 .2%
Baltic Classifieds Group PLC ................. 44,613 139,663
MONY Group PLC ........................ 48,609 121,531
Rightmove PLC .......................... 74,982 544,715
Trustpilot Group PLC
(a) (b)
.................... 35,394 89,931
895,840
a
IT Services  —  1 .6%
Computacenter PLC ....................... 6,203 244,073
Kainos Group PLC ........................ 8,119 112,122
NCC Group PLC ......................... 26,054 51,132
Softcat PLC ............................ 12,646 242,707
650,034
a
Leisure Products  —  2 .0%
Games Workshop Group PLC ................ 3,209 825,170
a
Life Sciences Tools & Services  —  0 .2%
Oxford Nanopore Technologies PLC
(b)
........... 42,202 78,817
a
Machinery  —  5 .8%
Bodycote PLC ........................... 17,062 143,302
IMI PLC ............................... 24,035 775,191
Morgan Advanced Materials PLC .............. 26,897 72,097
Rotork PLC ............................. 80,989 361,166
Vesuvius PLC ........................... 19,199 97,182
Weir Group PLC (The) ..................... 25,262 928,600
2,377,538
a
Marine Transportation  —  0 .3%
Clarkson PLC ........................... 2,819 141,098
a
Media  —  3 .0%
4imprint Group PLC ....................... 2,721 140,657
Canal+ SA
(b)
............................ 67,408 238,496
Future PLC ............................. 9,689 81,354
ITV PLC ............................... 329,128 358,901
WPP PLC .............................. 104,975 422,114
1,241,522
a
Metals & Mining  —  1 .8%
ATALAYA MINING COPPER SA ............... 9,588 90,307
Hill & Smith PLC ......................... 7,742 231,499
Hochschild Mining PLC ..................... 32,166 171,586
Pan African Resources PLC ................. 197,272 260,976
754,368
a
Multi-Utilities  —  0 .4%
Telecom Plus PLC ........................ 7,013 146,859
a
Office REITs  —  1 .1%
Derwent London PLC ...................... 10,380 233,212
Great Portland Estates PLC .................. 33,596 142,042

iShares
®
MSCI United Kingdom Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Office REITs (continued)
Workspace Group PLC ..................... 13,894 $ 70,164
445,418
a
Oil, Gas & Consumable Fuels  —  1 .5%
Diversified Energy Co. ..................... 5,610 84,789
Energean PLC .......................... 13,449 167,329
Harbour Energy PLC ...................... 55,411 152,730
Serica Energy PLC
(c)
...................... 24,675 55,854
Yellow Cake PLC
(a) (b)
....................... 23,338 161,818
622,520
a
Paper & Forest Products  —  1 .2%
Mondi PLC ............................. 42,952 494,230
a
Passenger Airlines  —  0 .9%
easyJet PLC ............................ 29,286 193,528
JET2 PLC .............................. 9,494 176,820
370,348
a
Professional Services  —  0 .6%
GlobalData PLC ......................... 26,636 41,428
Hays PLC .............................. 155,548 118,873
Pagegroup PLC .......................... 28,834 91,687
251,988
a
Real Estate Management & Development  —  1 .9%
Grainger PLC ........................... 68,555 167,714
International Workplace Group PLC ............ 73,329 224,755
Savills PLC ............................. 13,368 180,137
Sirius Real Estate Ltd. ..................... 147,242 191,396
764,002
a
Residential REITs  —  1 .0%
Empiric Student Property PLC ................ 60,897 60,699
Home REIT PLC
(b) (d)
....................... 103,572 13,285
PRS REIT PLC (The) ...................... 50,826 76,887
UNITE Group PLC (The) .................... 38,101 266,135
417,006
a
Retail REITs  —  0 .9%
Hammerson PLC ......................... 51,646 222,429
Supermarket Income REIT PLC ............... 120,251 129,925
352,354
a
Semiconductors & Semiconductor Equipment  —  0 .2%
Alphawave IP Group PLC
(b)
.................. 30,633 84,184
a
Software  —  0 .6%
Alfa Financial Software Holdings PLC
(a)
.......... 12,641 38,039
Bytes Technology Group PLC
(c)
............... 22,118 101,504
Cerillion PLC ............................ 2,149 38,403
GB Group PLC .......................... 23,913 80,637
258,583
a
Specialized REITs  —  1 .2%
Big Yellow Group PLC ..................... 18,189 279,168
Safestore Holdings PLC .................... 21,261 208,682
487,850
a
Security Shares Value
a
Specialty Retail  —  2 .4%
AO World PLC
(b)
......................... 30,340 $ 44,097
Currys PLC ............................. 98,076 171,097
Dunelm Group PLC ....................... 12,743 187,571
Frasers Group PLC
(b)
...................... 10,880 110,890
Moonpig Group PLC ....................... 29,922 83,771
Pets at Home Group PLC ................... 44,205 129,793
Watches of Switzerland Group PLC
(a) (b)
.......... 21,428 136,640
WH Smith PLC .......................... 12,305 111,836
975,695
a
Technology Hardware, Storage & Peripherals  —  0 .1%
Raspberry PI Holdings PLC
(b)
................. 6,366 27,456
a
Textiles, Apparel & Luxury Goods  —  1 .9%
Burberry Group PLC
(b)
..................... 35,126 531,162
Coats Group PLC ........................ 186,574 199,740
Dr Martens PLC .......................... 56,458 57,769
788,671
a
Trading Companies & Distributors  —  5 .5%
Diploma PLC ........................... 13,056 945,678
Grafton Group PLC , CDI .................... 16,773 210,457
Howden Joinery Group PLC ................. 52,630 586,365
RS GROUP PLC ......................... 46,128 357,831
Travis Perkins PLC ....................... 20,679 174,606
2,274,937
a
Water Utilities  —  0 .8%
Pennon Group PLC ....................... 45,926 335,398
a
Total Long-Term Investments — 99.6%
(Cost: $ 44,351,736 ) ................................. 40,919,930
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(e) (f) (g)
...................... 183,931 184,023
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(e) (f)
............................. 17,814 17,814
a
Total Short-Term Securities — 0.5%
(Cost: $ 201,837 ) ................................... 201,837
Total Investments — 100.1%
(Cost: $ 44,553,573 ) ................................. 41,121,767
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (35,590)
Net Assets — 100.0% ................................. $ 41,086,177
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
All or a portion of this security is on loan.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI United Kingdom Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 6,067  $ 177,957
(a)
$ —  $ (1) $ —  $ 184,023  183,931  $ 1,171
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 22,123  —  (4,309)
(a)
—  —  17,814  17,814  183  —
$ (1) $ —
$ 201,837
$ 1,354  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE 250 Index ...................................................................... 3 12/19/25 $ 176 $ 1,335

iShares
®
MSCI United Kingdom Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,318,385  $ 33,588,260  $ 13,285  $ 40,919,930
Short-Term Securities
Money Market Funds ...................................... 201,837  —  —  201,837
$ 7,520,222  $ 33,588,260  $ 13,285  $ 41,121,767
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,335  $ —  $ —  $ 1,335
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)